Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

5.	Cash and cash equivalents

	2022	2021
Cash and bank deposits	121,660	116,123
Cash equivalents	47,375	370,135
Total	169,035	486,258

The breakdown of cash equivalents is as follows:

	2022	2021
Local currency
Private bonds	10	329,235
Automatic deposits	47,334	40,873
Total local currency	47,344	370,108

Foreign currency
Private bonds	31	27
Total foreign currency	31	27

Total	47,375	370,135